FINANCIAL RISK MANAGEMENT - Schedule of Retail Lending (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	[1]	£ 430,829	£ 425,694
The Group | Residential mortgage
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		308,344	294,806
The Group | Residential mortgage | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		249,185	221,476
The Group | Residential mortgage | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		45,146	48,510
The Group | Residential mortgage | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		12,576	23,061
The Group | Residential mortgage | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		974	892
The Group | Residential mortgage | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		463	867
The Group | Residential mortgage | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		273,629	251,418
The Group | Residential mortgage | Stage 1 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		217,830	185,548
The Group | Residential mortgage | Stage 1 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		42,808	43,656
The Group | Residential mortgage | Stage 1 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		12,087	21,508
The Group | Residential mortgage | Stage 1 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		779	555
The Group | Residential mortgage | Stage 1 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		125	151
The Group | Residential mortgage | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		21,798	29,018
The Group | Residential mortgage | Stage 2 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		19,766	24,330
The Group | Residential mortgage | Stage 2 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,632	3,364
The Group | Residential mortgage | Stage 2 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		253	1,009
The Group | Residential mortgage | Stage 2 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		46	126
The Group | Residential mortgage | Stage 2 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		101	189
The Group | Residential mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,940	1,859
The Group | Residential mortgage | Stage 3 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,717	1,547
The Group | Residential mortgage | Stage 3 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		134	187
The Group | Residential mortgage | Stage 3 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		52	74
The Group | Residential mortgage | Stage 3 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		14	21
The Group | Residential mortgage | Stage 3 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		23	30
The Group | Residential mortgage | POCI
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		10,977	12,511
The Group | Residential mortgage | POCI | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		9,872	10,051
The Group | Residential mortgage | POCI | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		572	1,303
The Group | Residential mortgage | POCI | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		184	470
The Group | Residential mortgage | POCI | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		135	190
The Group | Residential mortgage | POCI | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		214	497
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	[1]	116,716	123,822
The Bank | Residential mortgage
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		45,298	48,670
The Bank | Residential mortgage | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		41,617	42,513
The Bank | Residential mortgage | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		2,863	4,381
The Bank | Residential mortgage | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		678	1,567
The Bank | Residential mortgage | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		103	145
The Bank | Residential mortgage | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		37	64
The Bank | Residential mortgage | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		40,415	41,425
The Bank | Residential mortgage | Stage 1 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		37,113	36,418
The Bank | Residential mortgage | Stage 1 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		2,588	3,603
The Bank | Residential mortgage | Stage 1 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		612	1,298
The Bank | Residential mortgage | Stage 1 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		90	94
The Bank | Residential mortgage | Stage 1 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		12	12
The Bank | Residential mortgage | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		4,397	6,677
The Bank | Residential mortgage | Stage 2 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		4,072	5,639
The Bank | Residential mortgage | Stage 2 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		246	712
The Bank | Residential mortgage | Stage 2 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		49	239
The Bank | Residential mortgage | Stage 2 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		10	42
The Bank | Residential mortgage | Stage 2 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		20	45
The Bank | Residential mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		486	568
The Bank | Residential mortgage | Stage 3 | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		432	456
The Bank | Residential mortgage | Stage 3 | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		29	66
The Bank | Residential mortgage | Stage 3 | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		17	30
The Bank | Residential mortgage | Stage 3 | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		3	9
The Bank | Residential mortgage | Stage 3 | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		£ 5	£ 7

[1]	ee note 1 regarding change to presentation.